UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTP

Nuveen Quality Preferred Income Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.1% (97.1% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 1.4% (1.0% of Total Investments)

	Banks – 1.4%

6,332	Wells Fargo & Company	7.500%	BBB	$7,889,672
	Total Convertible Preferred Securities (cost $7,537,319)			7,889,672

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 30.3% (21.5% of Total Investments)

	Banks – 9.0%

32,500	AgriBank FCB, (3)	6.875%	BBB+	$3,452,111
185,000	Citigroup Inc.	6.875%	BB+	5,104,150
37,500	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	3,841,406
3,000	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	301,781
26,000	Fifth Third Bancorp.	6.625%	Baa3	761,800
55,057	First Niagara Finance Group	8.625%	BB–	1,473,876
465,113	ING Groep N.V.	7.200%	Baa3	12,195,263
739,100	PNC Financial Services	6.125%	Baa2	21,367,381
104,608	TCF Financial Corporation	7.500%	BB–	2,777,342
	Total Banks			51,275,110

	Capital Markets – 1.5%

303,715	Deutsche Bank Capital Funding Trust II	6.550%	BB+	7,562,504
27,442	State Street Corporation	5.900%	Baa1	745,599
	Total Capital Markets			8,308,103

	Diversified Telecommunication Services – 2.9%

143,106	Qwest Corporation	7.500%	BBB–	3,679,255
103,081	Qwest Corporation	7.375%	BBB–	2,634,750
100,803	Qwest Corporation	7.000%	BBB–	2,570,477
67,900	Qwest Corporation	7.000%	BBB–	1,731,450
77,156	Qwest Corporation	6.875%	BBB–	1,971,336
52,000	Qwest Corporation	6.625%	BBB–	1,308,840
90,502	Qwest Corporation	6.125%	BBB–	2,216,394
22,876	Verizon Communications Inc.	5.900%	A–	623,600
	Total Diversified Telecommunication Services			16,736,102

	Electric Utilities – 1.2%

129,393	Alabama Power Company, (3)	6.450%	A3	3,489,574
78,423	Integrys Energy Group Inc., (3)	6.000%	Baa1	2,041,453
39,059	Interstate Power and Light Company	5.100%	BBB	1,057,718
	Total Electric Utilities			6,588,745

	Food Products – 0.7%

28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,982,992
10,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	1,027,188
	Total Food Products			4,010,180

	Insurance – 9.5%

697,853	Aegon N.V.	6.375%	Baa1	17,948,779
147,000	Allstate Corporation	5.100%	Baa1	3,829,350
39,779	American Financial Group	6.250%	Baa2	1,070,055
70,041	Arch Capital Group Limited	6.750%	BBB+	1,845,580
1,261	Aspen Insurance Holdings Limited	7.250%	BBB–	33,328
126,990	Aspen Insurance Holdings Limited	5.950%	BBB–	3,384,284
225,762	Axis Capital Holdings Limited	6.875%	BBB	5,953,344
82,038	Axis Capital Holdings Limited	5.500%	BBB	2,118,221

Nuveen Investments	1

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

231,787	Delphi Financial Group, Inc., (3)	7.376%		BB+	$5,613,603
125,430	Hartford Financial Services Group Inc.	7.875%		BBB–	3,984,911
164,360	Prudential PLC	6.750%		A–	4,339,104
104,100	Reinsurance Group of America Inc.	6.200%		BBB	3,055,333
32,970	Torchmark Corporation	5.875%		BBB+	835,130
	Total Insurance				54,011,022

	Machinery – 0.1%

19,431	Stanley, Black, and Decker Inc.	5.750%		BBB+	511,230

	Multi-Utilities – 0.1%

26,105	DTE Energy Company	6.500%		Baa1	681,341

	Real Estate Investment Trust – 3.9%

29,194	DDR Corporation	6.250%		Baa3	771,597
26,952	Digital Realty Trust Inc.	7.375%		Baa3	749,266
4,552	Digital Realty Trust Inc.	6.625%		Baa3	120,264
15,839	Digital Realty Trust Inc.	5.875%		Baa3	402,944
180,474	Hospitality Properties Trust	7.125%		Baa3	4,701,348
53,693	Kimco Realty Corporation	5.625%		Baa2	1,377,762
246,925	Realty Income Corporation	6.625%		Baa2	6,439,804
126,400	Regency Centers Corporation	6.625%		Baa2	3,301,568
8,402	Senior Housing Properties Trust	5.625%		BBB–	212,151
48,778	Ventas Realty LP	5.450%		BBB+	1,252,619
82,255	Wells Fargo & Company	5.850%		BBB	2,165,774
19,798	Welltower Inc.	6.500%		Baa3	519,500
	Total Real Estate Investment Trust				22,014,597

	U.S. Agency – 1.2%

65,000	Farm Credit Bank of Texas, (3)	6.750%		Baa1	6,997,660

	Wireless Telecommunication Services – 0.2%

18,300	Telephone and Data Systems Inc.	7.000%		BB+	465,186
28,000	Telephone and Data Systems Inc.	6.875%		BB+	714,560
6,182	United States Cellular Corporation	7.250%		Ba1	157,641
	Total Wireless Telecommunication Services				1,337,387
	Total $25 Par (or similar) Retail Preferred (cost $162,178,230)				172,471,477

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 11.1% (7.8% of Total Investments)

	Banks – 6.7%

$3,200	Bank of America Corporation	6.300%	3/10/66	BB+	$3,352,000
7,500	Barclays Bank PLC	7.750%	4/10/23	BBB–	7,966,875
2,500	Barclays Bank PLC	7.625%	11/21/22	BBB–	2,725,000
2,000	ING Groep N.V.	6.500%	10/16/65	BBB–	1,841,250
19,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	21,020,650
1,200	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	1,177,260
35,400	Total Banks				38,083,035

	Diversified Financial Services – 2.0%

11,000	BNP Paribas, 144A	7.625%	3/30/66	BBB–	11,275,000

	Capital Markets – 0.1%

300	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	319,606

	Construction & Engineering – 0.3%

1,600	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	1,656,000

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 1.9%

$1,900	AIG Life Holdings Inc.,144A	7.570%	12/01/45	BBB	$2,185,000
5,000	AIG Life Holdings Inc.,144A	8.125%	3/15/46	BBB	6,200,000
900	AXA, Reg S	5.500%	12/31/49	A3	933,750
1,100	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	1,384,520
8,900	Total Insurance				10,703,270

	Multi-Utilities – 0.1%

1,000	WEC Energy Group, Inc.	6.250%	5/15/67	Baa1	825,000
$58,200	Total Corporate Bonds (cost $61,159,053)				62,861,911

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 93.1% (65.9% of Total Investments)

	Banks – 44.7%

5,400	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (5)	BB	$5,579,636
9,600	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	8,737,104
500	Bank of America Corporation	6.500%	N/A (5)	BB+	526,250
15,244	Bank of America Corporation	8.000%	N/A (5)	BB+	14,862,900
200	Bank One Capital III	8.750%	9/01/30	Baa2	293,169
10,330	Barclays PLC	7.434%	N/A (5)	BB+	9,451,950
15,290	Barclays PLC	8.250%	N/A (5)	BB+	15,328,745
11,700	Citigroup Inc., (4)	6.250%	N/A (5)	BB+	11,890,125
2,750	Citigroup Inc.	5.950%	N/A (5)	BB+	2,715,625
4,000	Citigroup Inc.	8.400%	N/A (5)	BB+	4,375,000
8,200	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	7,831,000
3,800	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	3,933,000
3,548	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	3,407,897
14,100	Credit Agricole SA, 144A	8.125%	N/A (5)	BB+	14,558,250
2,000	Credit Agricole SA, Reg S	8.125%	N/A (5)	BB+	2,064,354
5,400	Credit Agricole, S.A, Reg S	7.875%	N/A (5)	BB+	5,186,765
6,500	Dresdner Funding Trust I, Reg S	8.151%	6/30/31	BB+	7,553,111
1,500	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	1,739,070
985	First Chicago NBD Institutional Capital I	0.790%	2/01/27	Baa2	783,075
16,350	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	24,014,063
3,200	JPMorgan Chase & Company	6.000%	N/A (5)	BBB–	3,272,320
1,300	JPMorgan Chase & Company	5.150%	N/A (5)	BBB–	1,264,250
4,300	JPMorgan Chase Capital XXIII	1.618%	5/15/77	Baa2	2,958,400
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	2,336,132
2,900	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba1	3,146,500
2,300	Lloyd’s Banking Group PLC, 144A	6.413%	N/A (5)	Ba1	2,478,250
15,518	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	15,386,097
1,800	M&T Bank Corporation	6.375%	N/A (5)	Baa1	1,845,000
14,000	M&T Bank Corporation	6.875%	N/A (5)	Baa2	14,026,250
5,700	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	5,499,360
7,100	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	7,854,375
4,300	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	5,009,500
5,100	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB–	4,888,029
14,900	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	13,894,250
15,500	Societe Generale, 144A	8.000%	N/A (5)	BB+	15,345,000
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	1,899,000
450	Societe Generale, 144A	1.379%	N/A (5)	BB+	410,063
2,700	Societe Generale, Reg S	7.875%	N/A (5)	BB+	2,563,650
5,050	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa3	5,125,750
	Total Banks				254,033,265

	Capital Markets – 8.8%

3,100	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	3,095,505
5,600	Charles Schwab Corporation	7.000%	N/A (5)	BBB	6,419,000

Nuveen Investments	3

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

11,400	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	$11,322,982
1,500	Credit Suisse Group AG, 144A	6.250%	N/A (5)	BB+	1,380,000
3,500	Credit Suisse Group AG, Reg S	7.500%	N/A (5)	BB+	3,474,618
3,000	Credit Suisse Group AG, Reg S	6.250%	N/A (5)	BB+	2,758,998
2,500	Goldman Sachs Group Inc.	5.700%	N/A (5)	Ba1	2,434,375
150	Morgan Stanley	5.550%	N/A (5)	Ba1	148,500
1,700	UBS Group AG, Reg S	7.000%	N/A (5)	BB+	1,771,895
9,200	UBS Group AG, Reg S	6.875%	N/A (5)	BB+	8,880,438
8,303	UBS Group AG	7.125%	N/A (5)	BB+	8,427,545
	Total Capital Markets				50,113,856

	Diversified Financial Services – 2.2%

5,275	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	5,209,063
1,500	BNP Paribas, Reg S	7.375%	N/A (5)	BBB–	1,481,250
3,893	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	4,744,594
1,100	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,030,150
	Total Diversified Financial Services				12,465,057

	Electric Utilities – 1.4%

1,000	FPL Group Capital Inc.	6.350%	10/01/66	BBB	747,500
2,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	1,850,160
7,000	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	5,416,250
10,400	Total Electric Utilities				8,013,910

	Industrial Conglomerates – 5.7%

31,356	General Electric Company, (4)	5.000%	N/A (5)	AA–	32,571,045

	Insurance – 20.6%

698	Ace Capital Trust II	9.700%	4/01/30	BBB+	994,649
2,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	3,280,804
1,700	Allstate Corporation	5.750%	8/15/53	Baa1	1,748,874
3,600	American International Group, Inc.	8.175%	5/15/58	BBB	4,526,999
600	AON Corporation	8.205%	1/01/27	BBB	767,999
4,880	AXA SA, 144A	6.380%	N/A (5)	Baa1	5,138,639
4,000	AXA SA	8.600%	12/15/30	A3	5,361,159
9,895	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	6,931,447
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	6,277,645
3,800	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	3/16/46	A–	3,372,500
6,700	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	5,896,000
8,260	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	9,024,050
3,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,292,500
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,383,600
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	819,000
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,525,000
12,650	National Financial Services Inc.	6.750%	5/15/67	Baa2	12,871,375
2,225	Oil Insurance Limited, 144A	3.611%	N/A (5)	Baa1	2,002,500
11,180	Prudential Financial Inc.	5.625%	6/13/14	BBB+	11,652,579
15,075	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	16,525,818
1,700	The Chubb Corporation	6.375%	4/15/37	BBB+	1,462,000
9,200	XLIT Limited	3.687%	N/A (5)	BBB–	7,394,500
	Total Insurance				117,249,637

	Machinery – 0.3%

1,500	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,576,875

	Multi-Utilities – 0.6%

2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB–	1,932,000
2,000	Dominion Resources Inc.	2.929%	9/30/66	BBB–	1,401,672
	Total Multi-Utilities				3,333,672

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 1.2%

6,876	Enterprise Products Operating LP, (4)	7.034%	1/15/68	Baa2	$7,047,900

	Real Estate Investment Trust – 2.2%

3,800	CoreStates Capital Trust III, Series 144A	1.187%	2/15/27	A1	3,049,500
950	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	954,349
8,025	Wells Fargo & Company	7.980%	N/A (5)	BBB	8,346,000
	Total Real Estate Investment Trust				12,349,849

	Road & Rail – 2.2%

10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	A–	12,262,500

	Wireless Telecommunication Services – 3.2%

15,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB–	18,128,441
	Total $1,000 Par (or similar) Institutional Preferred (cost $514,014,847)				529,146,007

Shares	Description (1), (6)				Value

	INVESTMENT COMPANIES – 1.2% (0.9% of Total Investments)

252,950	Blackrock Credit Allocation Income Trust IV				$3,202,347
198,566	John Hancock Preferred Income Fund III				3,772,754
	Total Investment Companies (cost $9,429,995)				6,975,101
	Total Long-Term Investments (cost $754,319,444)				779,344,168

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.1% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 4.1% (2.9% of Total Investments)

$23,307	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $23,306,637, collateralized by $23,340,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $23,777,625	0.030%	5/02/16		$23,306,579
	Total Short-Term Investments (cost $23,306,579)				23,306,579
	Total Investments (cost $777,626,023) – 141.2%				802,650,747
	Borrowings – (41.3)% (7), (8)				(235,000,000)
	Other Assets Less Liabilities – 0.1% (9)				660,333
	Net Assets Applicable to Common Shares – 100%				$568,311,080

Investments in Derivatives as of April 30, 2016

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (10)	Optional Termi nation Date	Termi nation Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$67,587,000	Receive	1-Month USD- LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/18	12/01/20	$(1,777,585)	$(2,094,513)
JPMorgan Chase Bank, N.A.	67,587,000	Receive	1-Month USD- LIBOR-ICE	1.842	Monthly	6/01/16	12/01/20	12/01/22	(3,251,514)	(3,697,304)
	$135,174,000								$(5,029,099)	$(5,791,817)

Nuveen Investments	5

JTP	Nuveen Quality Preferred Income Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$7,889,672	$—	$—	$7,889,672
$25 Par (or similar) Retail Preferred	142,723,709	29,747,768	—	172,471,477
Corporate Bonds	—	62,861,911	—	62,861,911
$1,000 Par (or similar) Institutional Preferred	—	529,146,007	—	529,146,007
Investment Companies	6,975,101	—	—	6,975,101

Short-Term Investments:
Repurchase Agreements	—	23,306,579	—	23,306,579

Investments in Derivatives:
Interest Rate Swaps*	—	(5,791,817)	—	(5,791,817)
Total	$157,588,482	$639,270,448	$—	$796,858,930
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $783,367,400.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$43,111,986
Depreciation	(23,828,639)
Net unrealized appreciation (depreciation) of investments	$19,283,347

6	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(7)	Borrowings as a percentage of Total Investments is 29.3%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $481,182,717 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016